Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash [Abstract]
Restricted Cash
5.	Restricted Cash
As of December 31, 2010, restricted cash consisted of $128,818,265 of bank time deposits pledged against letters of credit and short-term borrowings, and $32,531,992 government subsidies for the reimbursement of research and development expenses to be incurred in certain government sponsored projects. As of December 31, 2009 and 2008, the Company held $20,360,185 and $6,254,813 of bank time deposits pledged against letters of credit and short-term borrowings, respectively.